Material Accounting Policy Information - Schedule of Estimated Useful Lives and Depreciation Calculation Methods (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range | Engineering equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Top of range | Engineering equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of range | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Top of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years